Capital and financial risk management - Risk management strategy of hedge relationships - Tabular disclosure (Details)	12 Months Ended
	Mar. 31, 2022 EUR (€) $ / € £ / € $ / € ¥ / € R / € $ / € kr / € SFr / €	Mar. 31, 2021 EUR (€) ¥ / € SFr / € $ / € $ / € kr / € £ / € $ / €
Risk management strategy of hedge relationships
Notional amount	28,621,000,000	26,448,000,000
Carrying value assets	€ 2,904,000,000	€ 830,000,000
Carrying value liabilities	363,000,000	1,392,000,000
Other comprehensive income
Opening balance	(1,823,000,000)	3,171,000,000
(Gain)/Loss deferred to OCI	3,530,000,000	(6,220,000,000)
Gain/(Loss) recycled to financing costs	(1,422,000,000)	1,226,000,000
Closing balance	285,000,000	(1,823,000,000)
Net ineffectiveness on the fair value hedges, recognised in the income statement	€ 760,000,000	774,000,000
Foreign exchange risk
Risk management strategy of hedge relationships
Notional amount	98,000,000
Other comprehensive income
Weighted average FX rate	12.45%
Weighted average Euro interest rate	10.95%
Foreign exchange risk | Euro
Risk management strategy of hedge relationships
Notional amount	146,000,000
Foreign exchange risk | US Dollar
Risk management strategy of hedge relationships
Notional amount	109,000,000
Cash flow hedges
Other comprehensive income
Loss from foreign currency basis outside the cash flow and net investment hedge relationships	€ 1,318,000,000	€ 1,164,000,000
Cash flow hedges | Foreign exchange risk | Cross currency and foreign exchange swaps | US dollar bonds
Risk management strategy of hedge relationships
Notional amount	20,995,000,000	18,995,000,000
Carrying value assets	€ 2,745,000,000	€ 621,000,000
Carrying value liabilities	10,000,000	1,070,000,000
Other comprehensive income
Opening balance	(501,000,000)	3,922,000,000
(Gain)/Loss deferred to OCI	3,257,000,000	(5,900,000,000)
Gain/(Loss) recycled to financing costs	(1,272,000,000)	1,477,000,000
Closing balance	€ 1,484,000,000	€ (501,000,000)
Average FX rate | $ / €	1.18	1.18
Average euro interest rate	2.76%	2.82%
Cash flow hedges | Foreign exchange risk | Cross currency and foreign exchange swaps | Australian dollar bonds
Risk management strategy of hedge relationships
Notional amount	736,000,000	736,000,000
Carrying value assets	€ 50,000,000	€ 38,000,000
Other comprehensive income
Opening balance	24,000,000	26,000,000
(Gain)/Loss deferred to OCI	12,000,000	102,000,000
Gain/(Loss) recycled to financing costs	(31,000,000)	(104,000,000)
Closing balance	€ 5,000,000	€ 24,000,000
Average FX rate | $ / €	1.56	1.56
Average euro interest rate	0.92%	0.92%
Cash flow hedges | Foreign exchange risk | Cross currency and foreign exchange swaps | Swiss franc bonds
Risk management strategy of hedge relationships
Notional amount	624,000,000	624,000,000
Carrying value assets	€ 16,000,000
Carrying value liabilities	1,000,000	€ 45,000,000
Other comprehensive income
Opening balance	(30,000,000)	(28,000,000)
(Gain)/Loss deferred to OCI	59,000,000	(28,000,000)
Gain/(Loss) recycled to financing costs	(49,000,000)	26,000,000
Closing balance	€ (20,000,000)	€ (30,000,000)
Average FX rate | SFr / €	1.08	1.08
Average euro interest rate	1.26%	1.26%
Cash flow hedges | Foreign exchange risk | Cross currency and foreign exchange swaps | Pound sterling bonds
Risk management strategy of hedge relationships
Notional amount	3,498,000,000	2,585,000,000
Carrying value assets	€ 61,000,000	€ 40,000,000
Carrying value liabilities	145,000,000	199,000,000
Other comprehensive income
Opening balance	(323,000,000)	(94,000,000)
(Gain)/Loss deferred to OCI	239,000,000	(1,000,000)
Gain/(Loss) recycled to financing costs	(25,000,000)	(228,000,000)
Closing balance	€ (109,000,000)	€ (323,000,000)
Average FX rate | £ / €	0.86	0.89
Average euro interest rate	2.97%	2.59%
Cash flow hedges | Foreign exchange risk | Cross currency and foreign exchange swaps | Hong Kong dollar bonds
Risk management strategy of hedge relationships
Notional amount	233,000,000	233,000,000
Carrying value assets	€ 8,000,000
Carrying value liabilities	3,000,000	€ 13,000,000
Other comprehensive income
Opening balance	(13,000,000)	4,000,000
(Gain)/Loss deferred to OCI	18,000,000	(34,000,000)
Gain/(Loss) recycled to financing costs	(12,000,000)	17,000,000
Closing balance	€ (7,000,000)	€ (13,000,000)
Average FX rate | $ / €	9.08	9.08
Average euro interest rate	1.48%	1.48%
Cash flow hedges | Foreign exchange risk | Cross currency and foreign exchange swaps | Japanese yen bonds
Risk management strategy of hedge relationships
Notional amount	78,000,000	78,000,000
Carrying value liabilities	€ 6,000,000	€ 12,000,000
Other comprehensive income
Opening balance	(11,000,000)	(6,000,000)
(Gain)/Loss deferred to OCI	7,000,000	(13,000,000)
Gain/(Loss) recycled to financing costs	2,000,000	8,000,000
Closing balance	€ (2,000,000)	€ (11,000,000)
Average FX rate | ¥ / €	128.53	128.53
Average euro interest rate	2.47%	2.47%
Cash flow hedges | Foreign exchange risk | Cross currency and foreign exchange swaps | Norwegian krona bonds
Risk management strategy of hedge relationships
Notional amount	241,000,000	241,000,000
Carrying value liabilities	€ 16,000,000	€ 22,000,000
Other comprehensive income
Opening balance	(3,000,000)	3,000,000
(Gain)/Loss deferred to OCI	7,000,000	23,000,000
Gain/(Loss) recycled to financing costs	(7,000,000)	(29,000,000)
Closing balance	€ (3,000,000)	€ (3,000,000)
Average FX rate | kr / €	9.15	9.15
Average euro interest rate	1.12%	1.12%
Cash flow hedges | Foreign exchange risk | Cross currency and foreign exchange swaps | Foreign exchange forwards [Member]
Risk management strategy of hedge relationships
Notional amount	244,000,000
Carrying value liabilities	€ 69,000,000
Other comprehensive income
(Gain)/Loss deferred to OCI	72,000,000
Gain/(Loss) recycled to financing costs	(3,000,000)
Closing balance	€ 69,000,000
Average FX rate	12.34
Cash flow hedges | Foreign currency and interest rate risk | Currency swap contract | US dollar bonds
Risk management strategy of hedge relationships
Notional amount	417,000,000	417,000,000
Carrying value assets	€ 24,000,000
Carrying value liabilities		€ 8,000,000
Other comprehensive income
Opening balance	(8,000,000)	(18,000,000)
(Gain)/Loss deferred to OCI	33,000,000	(52,000,000)
Gain/(Loss) recycled to financing costs	(24,000,000)	62,000,000
Closing balance	€ 1,000,000	€ (8,000,000)
Average FX rate | $ / €	1.17	1.17
Average euro interest rate	1.07%	1.07%
Cash flow hedges | Interest rate risk | Interest rate swaps | Euro loans
Risk management strategy of hedge relationships
Notional amount		568,000,000
Other comprehensive income
Opening balance	€ 1,000,000	€ (7,000,000)
(Gain)/Loss deferred to OCI		11,000,000
Gain/(Loss) recycled to financing costs	(1,000,000)	(3,000,000)
Closing balance		€ 1,000,000
Average euro interest rate		1.21%
Fair value hedges
Other comprehensive income
Loss from foreign currency basis outside the cash flow and net investment hedge relationships	66,000,000	€ 76,000,000
Fair value hedges | Interest rate risk
Other comprehensive income
Gain from foreign currency basis outside the cash flow and net investment hedge relationships		€ 8,000,000
Fair value hedges | Interest rate risk | Cross currency and foreign exchange swaps | Eurobonds
Risk management strategy of hedge relationships
Notional amount		186,000,000
Carrying value assets		€ 131,000,000
Net investment hedge
Other comprehensive income
Gain from foreign currency basis outside the cash flow and net investment hedge relationships	€ 1,000,000	€ 2,000,000
Net investment hedge | Foreign exchange risk | Cross currency and foreign exchange swaps | South African rand investment
Risk management strategy of hedge relationships
Notional amount	1,555,000,000	1,785,000,000
Carrying value liabilities	€ 113,000,000	€ 23,000,000
Other comprehensive income
Opening balance	(959,000,000)	(631,000,000)
(Gain)/Loss deferred to OCI	(174,000,000)	(328,000,000)
Closing balance	€ (1,133,000,000)	€ (959,000,000)
Average FX rate	17.29	17.30
Average euro interest rate	0.31%	0.31%